Employee benefits (Details Textual)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits [Line Items]
Actuarial assumption of discount rates	5.114%	4.522%	4.89%
Men [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	65	65	65
Men [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	65
Women [Member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	60	60	60
Women [Member] | Top of range [member]
Employee benefits [Line Items]
Actuarial assumption of retirement age	60